UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08659

THE HENSSLER FUNDS, INC.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia		30144
(Address of principal executive offices)		(Zip code)

Gene W. Henssler 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)

With copy to: Reinaldo Pascual, Esq. Paul, Hastings, Janofsky & Walker LLP 600 Peachtree Street, N.E., Suite 2400 Atlanta, Georgia 30308

Registrant’s telephone number, including area code:	(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2007 – April 30, 2008

Item 1.    Reports to Stockholders.

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

THE HENSSLER
EQUITY FUND
Lighting the Way

ANNUAL REPORT

APRIL 30, 2008

THE HENSSLER EQUITY FUND

3735 CHEROKEE STREET

KENNESAW, GEORGIA 30144

1-800-936-3863

WWW.HENSSLER.COM

TABLE OF CONTENTS
April 30, 2008

WWW.HENSSLER.COM

LETTER TO THE SHAREHOLDERS
April 30, 2008

May 12, 2008

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund (“The Fund”). We are pleased to say that the performance of The Fund has been very solid over the past year and since its inception. The Fund’s return for the year ended April 30, 2008, was up 1.94% versus the S&P 500 being down (4.68%) for the same time period. Since inception on June 10, 1998, The Fund has returned 5.99% on an annualized basis versus the S&P 500 being up 4.05% over the same time period.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance can not guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800-936-3863. The Fund’s expense ratio is 1.28% for the year ended April 30, 2008. *

High quality stocks have performed significantly better in 2007 and 2008. As volatility returned to the market and many investors became wary of the financial stocks amid the subprime crisis, investors moved to many of the financially strong companies that make up our portfolio. Many of our stocks continue to report strong results, and their share prices have increased as a result.

Our investment strategy remains intact. We will seek to buy only the financially strongest companies around. We always want to own companies that will not only survive the next recession but also the next depression.

Currently, we are slightly over-weighted in Consumer Discretionary, Consumer Staples, Health-care, Industrials, and Information Technology. Since the last report, we have initiated new positions in BB&T Corp., C.H. Robinson Worldwide, Inc., Carnival Corp. Plc, Garmin Ltd., Google, Inc., Intuit, Inc., Jack Henry & Associates, Inc., and Oracle Corp.

While adding those new high quality stocks, we also eliminated several positions. During the past six months we sold Diebold, Inc. after there was an offer for the company to be purchased by another firm, Synovus Financial Corp., and SYSCO Corp. Some of the top performers positively impacting our performance over the last year have included Wal-Mart Stores, Inc., Apache Corp., and Apple, Inc. We are confident that our decisions enhanced the quality of The Fund and will contribute positively to The Fund’s performance over the long-term.

The Henssler Equity Fund Annual Report Report – April 30, 2008

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our web site at www.henssler.com and click on The Henssler Equity Fund link as often as you like. We update information regularly and provide details each quarter on our top 10 holdings, industry allocation and other statistics. The www.henssler.com web site also provides media appearance information and links to articles featuring commentary and insight from The Fund’s management team.

The Fund will pass an important milestone in June when we will officially have a 10-year track record since we started The Fund on June 10, 1998. On behalf of our board of directors and management team, we thank many of you who invested in The Fund from its very beginning. We will continue to focus our best efforts exclusively on the one fund we manage, The Henssler Equity Fund.

Yours very truly,

Gene W. Henssler, Ph.D.	Theodore L. Parrish, CFA
Co-Manager	Co-Manager

This report is intended for shareholders of The Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus that contains important information including risks, investment objectives, charges and expenses. Please read and consider this information carefully before you invest your or send money.

*      The Fund’s expense ratio as of April 30, 2007 as reported in The Fund’s prospectus dated August 29, 2007 is 1.33%.

Note: The Fund bears a pro rata share of the fees and expenses of the other funds in which each Fund invests (Acquired Funds). The operating expenses in the prospectus may not correlate to the expense ratio in The Fund’s financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by The Fund, not the indirect costs of investing in the Acquired Funds.

PERFORMANCE HISTORY (Unaudited)
April 30, 2008

Performance of $10,000 Initial Investment

For the Period June 10, 1998 (inception of fund) to April 30, 2008

Average Annual Total Return for the Period Ended April 30, 2008

	One Year	Five Year	Since Inception(a)	Investment Value Assuming $ 10,000 Investment at June 10, 1998	Expense Ratio*
The Henssler Equity Fund	1.94%	10.16%	5.99%	$17,783	1.28%
S&P Total Return(b)	-4.68%	10.61%	4.05%	$14,829

The graph assumes an initial $10,000 investment at June 10, 1998. All dividends and distributions are reinvested.

(a)   The Henssler Equity Fund began operation on June 10, 1998.

(b)   The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization weighted index comprising of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index. Unlike the S&P 500 Total Return Index, The Fund does not have any holdings in the Telecommunications sector.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance can not guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800-936-3863.

*      The Fund’s expense ratio as of April 30, 2007 as reported in The Fund’s prospectus dated August 29, 2007 is 1.33%.

Note: The Fund bears a pro rata share of the fees and expenses of the other funds in which each Fund invests (Acquired Funds). The operating expenses in the prospectus may not correlate to the expense ratio in The Fund’s financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by The Fund, not the indirect costs of investing in the Acquired Funds.

EXPENSES (Unaudited)
April 30, 2008

As a shareholder of The Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in The Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of November 1, 2007 to April 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on The Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in The Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value at November 1, 2007	Ending Account Value at April 30, 2008	Expense Paid During Period* November 1, 2007 Through April 30, 2008
Actual Fund Return	$1,000	$961	$6.21
Hypothetical Fund Return	$1,000	$1,019	$6.39

*      Expenses are equal to The Fund’s annualized expense ratio of 1.27%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (3.87)% for the six-month period of November 1, 2007 to April 30, 2008.

TOP TEN HOLDINGS & ASSET ALLOCATION (Unaudited)
April 30, 2008

Top Ten Holdings
(% of Net Assets)

Energy Select Sector SPDR	4.36%
PepsiCo, Inc.	3.73%
Apache Corp.	3.70%
Exxon Mobile Corp.	3.58%
Johnson & Johnson	3.29%
International Business Machines Corp.	3.28%
Emerson Electric Co.	3.09%
The Goldman Sachs Group, Inc.	2.63%
Apple, Inc.	2.63%
Teva Pharmaceutical Industries, Ltd. - ADR	2.61%
32.90%

Asset Allocation
(% of Net Assets)

Information Technology	16.88%
Financials	16.15%
Healthcare	14.47%
Industrials	13.01%
Consumer Staples	12.61%
Consumer Discretionary	9.72%
Energy	9.02%
Exchange Traded Funds	6.79%
Utilities	0.19%
Cash & Cash Equivalents	1.16%
100.00%

SCHEDULE OF INVESTMENTS
April 30, 2008

	Shares	Value
COMMON STOCKS - 92.05%

Consumer Discretionary - 9.72%
Consumer Products-Miscellaneous - 0.37%
Fortune Brands, Inc.	6,000	$405,720

Electronics - 1.22%
Garmin Ltd.	33,150	1,355,835

Leisure Time - 1.03%
Carnival Corp. Plc	28,250	1,134,803

Multimedia - 2.41%
The Walt Disney Co.	82,325	2,669,800

Retail Building Products - 0.86%
Lowe’s Companies, Inc.	37,600	947,144

Retail-Major Department Stores - 3.83%
Target Corp.	46,970	2,495,515
Wal-Mart Stores, Inc.	30,000	1,739,400
		4,234,915

Total Consumer Discretionary		10,748,217

Consumer Staples - 12.61%
Beverages-Non-alcoholic - 3.73%
PepsiCo, Inc.	60,175	4,123,792

Consumer Products-Miscellaneous - 2.51%
Church & Dwight Co., Inc.	49,000	2,784,180

Cosmetics & Toiletries - 2.50%
Procter & Gamble Co.	41,300	2,769,165

Food-Miscellaneous Diversified - 1.83%
McCormick & Co., Inc.	53,500	2,021,765

Retail-Drug Stores - 2.04%
Walgreen Co.	64,670	2,253,750

Total Consumer Staples		13,952,652

Energy - 9.02%
Oil & Gas - 3.70%
Apache Corp.	30,400	4,094,272

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Energy (continued)
Oil Company-Integrated - 5.32%
Exxon Mobil Corp.	42,514	$3,956,778
Total S.A.-ADR	23,000	1,932,000
		5,888,778

Total Energy		9,983,050

Financials - 16.15%
Commercial Banks-Southern U.S. - 1.54%
Cullen/Frost Bankers, Inc.	30,500	1,702,510

Insurance-Multi-Line - 3.83%
American International Group, Inc.	40,500	1,871,100
Lincoln National Corp.	44,000	2,365,440
		4,236,540

Investment Management/Advisory Services - 5.15%
The Goldman Sachs Group, Inc.	15,200	2,908,824
T. Rowe Price Group, Inc.	47,600	2,787,456
		5,696,280
Money Center Banks - 4.30%
Bank of America Corp.	56,600	2,124,764
The Bank of New York Mellon Corp.	60,575	2,636,830
		4,761,594
Regional Banks - 1.33%
BB&T Corp.	43,000	1,474,470

Total Financials		17,871,394

Healthcare - 14.47%
Healthcare-Distributor & Services - 1.58%
Patterson Cos, Inc.**	51,000	1,744,200

Healthcare-Equipment & Supplies - 2.16%
Medtronic, Inc.	23,000	1,119,640
Varian Medical Systems, Inc.**	27,000	1,265,760
		2,385,400
Medical-Drugs - 2.61%
Teva Pharmaceutical Industries Ltd.-ADR	61,675	2,885,157

Medical-HMO - 0.66%
UnitedHealth Group, Inc.	22,400	730,912

Medical Instruments - 1.45%
Stryker Corp.	24,800	1,607,784

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Healthcare (continued)
Medical Products - 6.01%
Alcon, Inc.	5,265	$831,870
Baxter International, Inc.	35,000	2,181,200
Johnson & Johnson	54,270	3,640,974
		6,654,044

Total Healthcare		16,007,497

Industrials - 13.01%
Auto-Medium & Heavy Duty Trucks - 1.47%
PACCAR, Inc.	34,396	1,627,619

Diversified Industrials - 6.75%
3M Co.	29,700	2,283,930
General Electric Co.	73,535	2,404,595
Illinois Tool Works, Inc.	53,100	2,776,598
		7,465,123

Electric Products - 3.09%
Emerson Electric Co.	65,500	3,423,030

Transportation Services - 1.70%
C.H. Robinson Worldwide, Inc.	30,000	1,880,400

Total Industrials		14,396,172

Information Technology - 16.88%
Business Software & Services - 1.38%
Jack Henry & Associates, Inc.	58,000	1,524,240

Computer-Micro - 3.28%
International Business Machines Corp.	30,100	3,633,070

Computer Software - 3.41%
Ansys, Inc.**	56,500	2,272,995
Intuit, Inc.**	55,600	1,499,532
		3,772,527

Computers & Peripherals - 2.63%
Apple, Inc.**	16,700	2,904,965

Data Processing-Management - 1.54%
Automatic Data Processing, Inc.	38,500	1,701,700

Internet - 1.16%
Google, Inc., Class A**	2,230	1,280,667

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Information Technology (continued)
Networking Products - 2.43%
Cisco Systems, Inc.**	105,000	$2,692,200

Software - 1.05%
Oracle Corp.**	55,500	1,157,175

Total Information Technology		18,666,544

Utilities - 0.19%
Oil & Gas - 0.19%
Integrys Energy Group, Inc.	4,400	210,716

Total Utilities		210,716

TOTAL COMMON STOCKS
(COST $73,545,028)		101,836,242

EXCHANGE TRADED FUNDS - 6.79%
Chemical-Diversified - 2.43%
Materials Select Sector SPDR	63,500	2,692,400

Oil Company-Integrated - 4.36%
Energy Select Sector SPDR	59,000	4,822,660

TOTAL EXCHANGE TRADED FUNDS
(COST $4,501,789)		7,515,060

SHORT TERM INVESTMENTS - 1.06%
Fifth Third Institutional Money Market Fund, 2.67%^	1,170,038	1,170,038

TOTAL SHORT TERM INVESTMENTS
(COST $1,170,038)		1,170,038

TOTAL INVESTMENTS (99.90%)
(COST $79,216,855)		110,521,340

OTHER ASSETS IN EXCESS OF LIABILITIES (0.10%)		108,326

TOTAL NET ASSETS (100.00%)		$110,629,666

** Non Income Producing Security

^ Variable Rate Security; the coupon rate shown represents the rate at April 30, 2008.

ADR - American Depositary Receipt

SPDR - Standard & Poor’s 500 Depositary Receipt

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS & LIABILITIES
April 30, 2008

Assets:
Investments, at Market Value (cost $79,216,855)	$110,521,340
Receivables:
Investment securities sold	3,355,746
Fund shares sold	7,615
Dividends and interest	84,178
Total assets:	113,968,879

Liabilities:
Payables:
Due to custodian	52,748
Investment securities purchased	3,105,395
Fund shares redeemed	65,669
Advisory fees due to adviser	43,016
Directors’ fees	6,096
Officers’ fees	3,283
Operating service fees due to adviser	63,006
Total liabilities:	3,339,213

Net Assets	$110,629,666

Net Assets Consist of:
Common stock	735
Paid-in capital	78,089,140
Accumulated undistributed net investment income	83,642
Accumulated undistributed net realized gain on investments	1,151,664
Net unrealized appreciation in value of investments	31,304,485

Net Assets	$110,629,666

Shares of beneficial interest outstanding of $0.0001 value per share, 100,000,000 shares authorized	7,351,310

Net Asset Value, offering and redemption price per share ($110,629,666/7,351,310)	$15.05

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Year Ended April 30, 2008

Investment Income:
Interest	$113,102
Dividends (net of foreign withholding taxes of $30,134)	1,909,893
Total investment income	2,022,995

Expenses:
Operating service fees	832,191
Advisory fees	594,422
Officers’ compensation fees	45,815
Insurance fees	25,931
Directors’ fees	21,057
Interest expense - line of credit	1,527
Total expenses	1,520,943

Net Investment Income	502,052

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investment securities	5,238,785
Net change in unrealized appreciation on investment securities	(2,452,260)
Net gain on investment securities	2,786,525

Net increase in net assets resulting from operations	$3,288,577

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30, 2008	Year Ended April 30, 2007
Operations:
Net investment income	$502,052	$598,796
Net realized gain on investment securities	5,238,785	9,959,688
Net change in unrealized appreciation/(depreciation) on investment securities	(2,452,260)	3,880,792
Net increase in net assets resulting from operations	3,288,577	14,439,276

Distributions to Shareholders From:
Net investment income	(479,773)	(1,082,234)
Net realized gains	(10,935,335)	(3,834,832)
Net decrease in net assets from distributions	(11,415,108)	(4,917,066)

Capital Share Transactions:
Proceeds from sale of shares	39,849,218	16,689,778
Reinvested dividends	10,054,733	4,304,645
Cost of shares redeemed	(47,503,366)	(49,955,109)
Net increase/(decrease) in net assets from capital share transactions	2,400,585	(28,960,686)

Net decrease in net assets	(5,725,946)	(19,438,476)

Net Assets:
Beginning of year	116,355,612	135,794,088
End of year (1)	$110,629,666	$116,355,612

(1) Includes accumulated undistributed net investment income of:	$83,642	$61,363

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each year presented.

	For the Year Ended April 30, 2008	For the Year Ended April 30, 2007	For the Year Ended April 30, 2006	For the Year Ended April 30, 2005	For the Year Ended April 30, 2004

Net Asset Value, Beginning of the Year	$16.22	$14.99	$13.80	$13.47	$10.85

Income from Investment Operations:
Net investment income^	0.07	0.07	0.08	0.08	0.03
Net gain on securities (both realized and unrealized)^	0.27	1.79	1.34	0.32	2.63
Total from Investment Operations	0.34	1.86	1.42	0.40	2.66

Distributions:
Net investment income	(0.06)	(0.14)	(0.04)	(0.07)	(0.04)
Net realized capital gain	(1.45)	(0.49)	(0.19)	—	—
Total Distributions	(1.51)	(0.63)	(0.23)	(0.07)	(0.04)

Net Asset Value, End of Period	$15.05	$16.22	$14.99	$13.80	$13.47

Total Return	1.94%	12.57%	10.31%	2.93%	24.53%

Ratios/Supplemental Data
Net Assets, end of period (in 000s)	$110,630	$116,356	$135,794	$131,830	$120,141
Ratio of expenses to average net assets	1.28%	1.31%	1.29%	1.30%	1.27%
Ratio of net investment income to average net assets	0.42%	0.48%	0.52%	0.58%	0.25%
Portfolio turnover rate	53%	23%	58%	31%	39%

^Per share amounts calculated based on the average daily shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2008

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund’s investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

The following is a summary of significant accounting policies consistently followed by The Fund.

a)    Investment Valuation — Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by The Fund’s Board of Directors. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board. Securities with maturities of sixty (60) days or less are valued at amortized cost.

b)   Federal Income Taxes — No provision for federal income taxes has been made since The Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve The Fund from all federal income taxes.

c)    Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

d)   Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e)    Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2008

f)           New Accounting Pronouncements — Effective October 31, 2007, The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on The Fund’s net assets or results of operations.

As of and during the period ended April 30, 2008, The Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, The Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

g)        Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

2.    CAPITAL SHARE TRANSACTIONS

Transactions in shares of The Fund were as follows:

	For the Year Ended	For the Year Ended
	April 30, 2008	April 30, 2007

Shares Sold	2,520,322	1,096,832
Distributions Reinvested	654,179	274,531
Less Shares Redeemed	(2,997,931)	(3,254,681)
Net Increase/(Decrease)	176,570	(1,883,318)

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2008

3.    FEDERAL INCOME TAXES AND DISTRIBUTIONS

Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at April 30, 2008 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$31,862,726
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(650,339)
Net unrealized appreciation	$31,212,387
Tax Cost	$79,308,953

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Components of Net Assets (Tax Basis)

As of April 30, 2008, the components of net assets on a tax basis were:

Ordinary income	$280,914
Accumulated net realized gain/(loss) on investments	$1,046,490
Net unrealized appreciation/(depreciation) in value of investments	$31,212,387
Total	$32,539,791

Classifications of Distributions

Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

The tax character of the distributions paid by The Fund during the last two fiscal years ended April 30, 2008 and 2007, respectively, were as follows:

Distributions paid from:	2008	2007
Ordinary Income	$479,773	$1,849,044
Long-Term Capital Gain	10,935,335	3,068,022
Total	$11,415,108	$4,917,066

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2008

4.    ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into a Management Agreement (the “Advisory Agreement”) with Henssler Asset Management, LLC (the “Adviser”) to provide investment management services to The Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to The Fund’s daily net assets. For the year ended April 30, 2008, the Adviser earned advisory fees of $594,422. At April 30, 2008, The Fund owed the Adviser $43,016 for investment management services.

The Fund has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser to provide or arrange for day-to-day operational services to The Fund. Under the Servicing Agreement, the Adviser provides all of The Fund’s day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent directors’ fees and expenses, independent directors’ legal fees, premiums for directors’ liability insurance covering The Fund’s independent directors, The Fund’s allocable share of the salary and related costs for The Fund’s chief compliance officer, and extraordinary expenses. For the year ended April 30, 2008, the Fund incurred independent directors’ fees, insurance premiums, and chief compliance officer fees of $21,057, $25,931 and $45,815, respectively. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to The Fund’s daily net assets. For the year ended April 30, 2008, the Adviser earned fees of $832,191. At April 30, 2008, the Fund owed the Adviser $63,006 for operating service fees.

The Fund and the Adviser have entered into a Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to administrative, bookkeeping, and pricing services.

The Fund and the Adviser have entered into a Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to transfer agent, dividend disbursing, and record keeping services.

The Fund and the Adviser have entered into a Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Fund. ALPS Distributors, Inc. serves as underwriter/distributor of The Fund.

Certain directors and officers of The Fund are directors and officers of the Adviser.

5.    INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, excluding short-term investments and U.S. government obligations, by The Fund for the fiscal year ended April 30, 2008, were as follows:

Purchases:	$62,067,945
sales:	$66,777,702

NOTES TO FINANCIAL STATEMENTS
April 30, 2008

6.    REVOLVING LINE OF CREDIT

The Fund has a $10,000,000 Revolving Credit Agreement with Fifth Third Bank. Borrowings under this arrangement are secured by investments held in The Fund’s portfolio and bear interest at the Federal Funds Rate of Fifth Third Bank in effect on the day the loan is made plus 1.50%. For the fiscal year ended April 30, 2008 the average daily amount borrowed was $22,340 at the average interest rate of 6.49%. As of April 30, 2008, there was no outstanding balance.

7.    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of The Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2008, Charles Schwab & Co., owned of record in aggregate more than 29.94% of The Fund. The shares are held under an omnibus account (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

ADDITIONAL INFORMATION (Unaudited)	For the Year Ended April 30, 2008

1.    N-Q DISCLOSURE

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For The Fund this would be for the fiscal quarters ending July 31st and January 31st. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q will be available on the SEC’s web site at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

2.    PROXY PROCEDURES

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies related to securities (“portfolio proxies”) held by the Portfolio. A description of the Company’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s web site at www.sec.gov. In addition, The Fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Company’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s web site at www.sec.gov.

3.    DIRECTORS AND OFFICERS

The business affairs of The Fund are managed under the direction of The Fund’s Board of Directors in accordance with the laws of the State of Maryland. Information pertaining to the Directors and Officers of The Fund are set forth below. Directors who are not deemed to be “interested persons” of The Fund as defined in the 1940 Act, are referred to as “Independent Directors.” The Fund’s Statement of Additional Information includes additional information about the directors and is available without charge upon request by calling toll-free 1-800-936-3863.

4.    TAX DESIGNATIONS

The Fund designates the following for federal income tax purposes for the fiscal year ended April 30, 2008:

Qualified Dividend Income	100%
Corporate Dividends Received Deduction	100%

INDEPENDENT DIRECTORS & OFFICERS (Unaudited)	April 30, 2008

Independent Directors

			Number of Portfolios	Other
		Length of	in Fund Complex	Directorships
Name, Age and Address	Position	Time Served	Overseen by Director	Held

Robert E. Nickels (65) 2 Delegal’s Retreat Savannah, GA 31411	Director	Since 2002	One	None

Principal Occupation During past 5 years: Retired

David P. O’Brien, M.D. (67) 2626 Brookwood Drive Atlanta, GA 30305	Director	Since 2004	One	None

Principal Occupation During past 5 years: M.D. Urologist

Joseph W. Owen (46) 126 Riverview Drive Suwanee, GA 30024	Director	Since 2004	One	None

Principal Occupation During past 5 years: Vice President, XcelleNet, Inc.

Additional Directors and Officers

			Number of Portfolios	Other
		Length of	in Fund Complex	Directorships
Name, Age and Address	Position	Time Served	Overseen by Director	Held

Gene W. Henssler, Ph.D. (68) 3735 Cherokee Street Kennesaw, GA 30144	Director, President, Co-Portfolio Manager	Since 1998	One	None

Principal Occupation During past 5 years:
President, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

Patricia T. Henssler, C.P.A. (53) 3735 Cherokee Street Kennesaw, GA 30144	Director, Executive V.P., Treasurer	Since 1998	One	None

Principal Occupation During past 5 years:
Treasurer, G.W. Henssler & Associates, Ltd.; Certified Public Accountant, P.T. Henssler, C.P.A., LLC

William G. Lako, Jr., CFP® (37) 3735 Cherokee Street Kennesaw, GA 30144	Vice President, Secretary	Since 1998	One	Cherokee National Trust

Principal Occupation During past 5 years: Principal, G.W. Henssler & Associates, Ltd.

Scott L. Keller, CFA (41) 3735 Cherokee Street Kennesaw, GA 30144	Vice President	Since 1998	One	Cherokee National Trust

Principal Occupation During past 5 years: Principal, G.W. Henssler & Associates, Ltd.

Theodore L. Parrish, CFA (35) 3735 Cherokee Street Kennesaw, GA 30144	Vice President, Co-Portfolio Manager	Since 1998	One	None

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
April 30, 2008

To The Shareholders and Board of Directors
The Henssler Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Henssler Equity Fund, as of April 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to April 30, 2006 were audited by another independent accounting firm who expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the Fund’s custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Henssler Equity Fund as of April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio

June 11, 2008

ADVISER

Henssler Asset Management, LLC
3735 Cherokee Street
Kennesaw, Georgia 30144

DISTRIBUTOR

ALPS Distributors, Inc.
P.O. Box 8796
Denver, Colorado 80201

CUSTODIAN

The Fifth Third Bank, N.A.
38 Fountain Square Plaza
Cincinnati, Ohio 45263

TRANSFER, RECEPTION,
AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.
P.O. Box 8796
Denver, Colorado 80201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy.
Suite 1100
Westlake, Ohio 44145-1594

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
600 Peachtree Street, N.E.
Suite 2400
Atlanta, Georgia 30308

Item 2.    Code of Ethics.

(a)   The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)   Not applicable.

(c)   During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)   During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)   Not applicable.

(f)    The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.    Audit Committee Financial Expert.

The Board of Directors of the registrant has determined that there is no “audit committee financial expert” serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4.    Principal Accountant Fees and Services.

(a)           Audit Fees:  For the registrant’s fiscal years ended April 30, 2008  and April 30, 2007, the aggregate fees billed to the registrant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $14,650  for the fiscal year ended April 30, 2008 and $13,900 for the fiscal year ended April 30, 2007.

(b)           Audit-Related Fees:  In registrant’s fiscal years ended April 30, 2008 and April 30, 2007, the aggregate fees billed to the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $850 for the fiscal year ended April 30, 2008 and $850 for the fiscal year ended April 30, 2007. In registrant’s fiscal years ended April 30, 2008 and April 30, 2007, the aggregate fees billed to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2008 and $0 for the fiscal year ended April 30, 2007.

(c)           Tax Fees:  For the registrant’s fiscal years ended April 30, 2008 and April 30, 2007, aggregate fees of $1,776 and $1,776, respectively, were billed to the registrant for professional services rendered by the principal accountant for tax services. For the registrant’s fiscal years ended April 30, 2008 and April 30, 2007, aggregate fees of $0 and $0, respectively, were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(d)           All Other Fees:  In registrant’s fiscal years ended April 30, 2008 and April 30, 2007, the aggregate fees billed to registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) were $0 for the fiscal year ended April 30, 2008 and $0 for the fiscal year ended April 30, 2007.  For the registrant’s fiscal years ended April 30, 2008 and April 30, 2007, the aggregate fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services other than the services reported in paragraph (a) through (c) were $0 for the fiscal year ended April 30, 2008 and $0 for the fiscal year ended April 30, 2007.

(e)(1)       Audit Committee Pre-Approval Policies and Procedures:  The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2)       No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Not applicable.

(g)           Aggregate Non-Audit Fees:  In registrant’s fiscal years ended April 30, 2008 and April 30, 2007, the aggregate non-audit fees billed to the registrant by the registrant’s accountant for services rendered to the registrant were $0 for the fiscal year ended April 30, 2008 and $0 for the fiscal year ended April 30, 2007. In registrant’s fiscal years ended April 30, 2008 and April, 2007, the aggregate non-audit fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended April 30, 2008 and $0 for the fiscal year ended April 30, 2007.

(h)            Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)            There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)       The code of ethics that applies to the registrant’s principal executive officer and principal financial officer is attached hereto as Ex.12.A.1.

(a)(2)       The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)       Not applicable.

(b)            The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/Gene W. Henssler
Gene W. Henssler
President (Principal Executive Officer)

Date:	July 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/Gene W. Henssler
Gene W. Henssler
President (Principal Executive Officer)

Date:	July 7, 2008

By:	/s/Patricia T. Henssler
Patricia T. Henssler
Financial Officer (Principal Executive Officer)

Date:	July 7, 2008